Income Taxes: (Details Textual) - USD ($)	26 Months Ended	36 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Income Tax Expenses Benefit [Line Items]
Operating Income (Loss)	$ 13,685,763	$ 20,184,163
Deferred Tax Assets, Gross, Current	4,653,159
Deferred Tax Assets, Net	$ 221,098	$ 388,000